Annual Total Returns- DWS Alternative Asset Allocation VIP (Class B) [BarChart] - Class B - DWS Alternative Asset Allocation VIP - Class B	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.12%)	9.36%	0.75%	3.24%	(6.54%)	4.99%	7.01%	(9.35%)	14.35%	5.32%